Schedule of revenues, significant segment expenses, and segment profit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Revenues	$ 114,620,785	$ 74,192,974
Cost of revenues	(112,551,139)	(72,733,991)
Selling and marketing expenses	(478,825)	(259,282)
General and administrative expenses	(1,406,391)	(1,090,393)
Other income, net	14,047	5,477
Income from operation	$ 198,477	$ 114,785